Schedule I - Condensed Financial Information of Registrant - Related Party Transactions (Details) - USD ($) $ in Millions		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2015
Related Party Transaction [Line Items]
Notes receivable from parent and affiliates	$ 391	$ 391	$ 285
Note payable to parent and affiliates	0	0	0
Income taxes receivable	13	13	20
Payables to parent and affiliates	189	189	39
Affiliated companies
Related Party Transaction [Line Items]
Income taxes receivable	140	140	187
SFI | Affiliated companies
Related Party Transaction [Line Items]
Notes receivable from parent and affiliates	391	391	285
OneMain General Services Corporation | Affiliated companies
Related Party Transaction [Line Items]
Payables to parent and affiliates	1,000	1,000	1,400
OneMain Demand Note | OneMain Financial Holdings, Inc.
Related Party Transaction [Line Items]
Revolving demand note, maximum commitment	1,600	$ 1,600
Notes Payable, Other Payables | Springleaf Acquisition Corporation | Affiliated companies
Related Party Transaction [Line Items]
Issue Amount				$ 374
Debt instrument, maximum amount outstanding during period	500
Debt instrument, basis spread on variable rate		0.25%
Note payable to parent and affiliates	436	$ 436	409
Interest expense, debt		27	24
SPRINGLEAF FINANCE CORPORATION
Related Party Transaction [Line Items]
Notes receivable from parent and affiliates	2,334	2,334	1,992
SPRINGLEAF FINANCE CORPORATION | SFI | Affiliated companies
Related Party Transaction [Line Items]
Notes receivable from parent and affiliates	390	390	285
SPRINGLEAF FINANCE CORPORATION | OneMain Financial Holdings, Inc. | Affiliated companies
Related Party Transaction [Line Items]
Notes receivable from parent and affiliates	1,214	1,214	530
SPRINGLEAF FINANCE CORPORATION | Springfield Financial Cash Services, Inc | Affiliated companies
Related Party Transaction [Line Items]
Notes receivable from parent and affiliates	539	539	950
SPRINGLEAF FINANCE CORPORATION | Securitizations | Affiliated companies
Related Party Transaction [Line Items]
Notes receivable from parent and affiliates	$ 191	$ 191	$ 227